Stock-Based Compensation (RSUs and PSUs) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of RSUs vested during the period	$ 193	$ 129	$ 212
Unrecognized future expense of unvested RSUs	$ 192
Weighted average period over which future expense of unrecognized stock-based compensation will be recognized (years)	2 years 2 months 12 days
RSUs
Non-vested (shares), beginning balance	6,457,620
Granted (shares)	2,506,607
Vested (shares)	(2,892,533)
Forfeited (shares)	(747,707)
Non-vested (shares), ending balance	5,323,987	6,457,620
Weighted Average Grant Date Fair Value
Non-vested, beginning balance (USD per share)	$ 52.57
Granted (USD per share)	66.59	$ 47.30	$ 59.11
Vested (USD per share)	52.69
Forfeited (USD per share)	59.04
Non-vested, ending balance (USD per share)	$ 58.19	$ 52.57
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period over which grants vest	1 year
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period over which grants vest	4 years
Performance Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value	$ 23	$ 4